SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

NOTE 11:	SUBSEQUENT EVENTS

a.	In July 24, 2026, the Company’s entered into a mutual separation agreement with Mr. Dan Teleman, pursuant to which he agreed to resign from his position of Chief Executive Officer of the Company and from the Company’s Board of Directors, effective July 22, 2026. Pursuant to the mutual separation agreement, the Company is obligated to pay contractual compensation and statutory employment benefits, including accrued but unpaid salary and vacation entitlements. In addition, the Board of Directors approved an annual bonus of $70, which remains subject to shareholder approval before payment.

b.	Subsequently, the Board of Directors appointed Mr. Brendan P. O’Grady as the Company’s CEO, effective July 27, 2026. Mr. O’Grady is entitled to an annual base salary of $500. In addition to the base salary, Mr. O’Grady is eligible for an annual bonus. The maximum amount of the annual bonus shall be equal to fifty percent (50%) of the base salary.

Under the agreement, if, during the term, the Company completes a sale of all its assets or undergoes a change in control, Mr. O’Grady will be entitled to a bonus of $750, less applicable taxes and withholdings.

Mr. O’Grady is also entitled to 210,000 stock options subject to a three-year time-based vesting schedule of which one-third (1/3) vesting on the anniversary date while the remaining two-thirds (2/3) vesting in the three (3) month intervals of 17,500 options each, beginning with the fifteen (15) month anniversary of the effectivity date until fully vested upon the eight (8th) and final interval. The stock options have exercise prices of $3.50, $4.25, and $5.00 per share for each respective one-third tranche of the award.

Finally, Mr. O’Grady is also entitled to additional stock options with milestone-based vesting:

a.	35,000 additional options shall be granted and shall vest upon the exercise of at least eighty percent (80%) of the Ordinary Warrants issued to the February 2026 Private Placement investors; and

b.	35,000 additional options shall be granted and shall vest upon full regulatory approval of the Company’s epinephrine product.

Mr. O’Grady’s compensation package was approved by the Board of Directors, and remains subject to the approval of the Company’s shareholders.